INCOME TAXES - Operating Loss Carry Forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Net operating loss carryforwards	¥ 251,330	¥ 84,810
Advertising expense carryforwards	85,260	56,430
Impairment loss carryforwards	14,110	21,780
Tax effect of the increase in net operating loss	¥ 2,210	¥ 20,840	¥ 40,840